Accounts payables and accrued liabilities - Summary (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 46.5	$ 28.0
Accrued liabilities	37.1	46.0
Employee benefits (note 20)	22.3	17.5
Other payables	4.5	18.1
Accounts payable and accrued liabilities	$ 110.4	$ 109.6